Fair Values of Financial Instruments - Additional Information (Detail) (USD $)	Dec. 31, 2014
Fair Value Measurements [Line Items]
Fair value of derivative contracts	$ 46,900,000
Foreign Exchange Forward
Fair Value Measurements [Line Items]
Notional value of outstanding derivative contracts	$ 844,300,000